UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549
                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03907
                                   ---------
                     The Empire Builder Tax Free Bond Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                     3435 Stelzer Road, Columbus, OH 43219
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               (Address of principal executive offices) (Zip code)

            Citi Fund Services, 3435 Stelzer Road, Columbus, OH 43219
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 847-5886
                                                    --------------

Date of fiscal year end:  February 28, 2010
                          -----------------

Date of reporting period: November 30, 2009
                          -----------------

Item 1. Schedule of Investments.

                      THE EMPIRE BUILDER TAX FREE BOND FUND

            Portfolio of Investments - November 30, 2009 - continued
                                   (Unaudited)

                                                                                                          Principal      Fair Value
Credit Ratings*                                                                                            Amount         (Note 2)
---------------                                                                                            ------         --------
                 Municipal Securities ( 96.2%)
                 New York City ( 7.8%)
                 New York City, General Obligation
                 Series F1
 Aa3/AA              3.000%, 11/15/2010, Non-Callable                                                   $  1,000,000    $  1,024,240
                 Series E-1
 Aa3/AA              6.250%, 10/15/2028, Continuously Callable 10/15/2018 @ 100                            2,000,000       2,333,020
Aa3/AAA          New York City, Health & Hospitals Corp., Health System Revenue,
                     Series A, 5.500%, 2/15/2018, Continuously Callable
                     2/15/2012 @ 100, (FSA)                                                                1,000,000       1,040,430
                 New York City, Housing Development Corp., Multifamily Housing Revenue,
                     Series M
 Aa2/AA              4.400%, 5/1/2014, Non-Callable                                                          165,000         170,424
 Aa2/AA              4.450%, 11/1/2014, Non-Callable                                                         330,000         341,913
 Aa2/AA              4.600%, 5/1/2015, Non-Callable                                                          340,000         353,148
 Aa2/AA              4.650%, 11/1/2015, Non-Callable                                                         350,000         364,570
 Aa2/AA              6.750%, 11/1/2033, Continuously Callable 11/1/2018 @ 100                              1,000,000       1,101,120
                                                                                                                        ------------
                 Total New York City                                                                                       6,728,865
                                                                                                                        ------------
                 New York State Agencies ( 60.9%)
                 New York State Dormitory Authority ( 55.2%)
 NR/AA-          Mental Health Services Facilities Improvement, Series A, 5.000%, 2/15/2019,
                     Continuously Callable 2/15/2015 @ 100, (AMBAC)                                        2,500,000       2,629,375
 A1/AA-          Municipal Health Facilities, 5.000%, 1/15/2018, Non-Callable                              2,000,000       2,199,920
 Baa1/A          New York Medical College, 5.250%, 7/1/2013, Continuously Callable
                     7/1/2010 @ 100, (NATL-RE)                                                             1,015,000       1,020,603
Aa3/AA-          New York University, Series 2, 5.500%, 7/1/2018, Continuously Callable
                     7/1/2011 @ 100, (AMBAC)                                                                 500,000         519,815
Aa2/AAA          Non State Supported Debt, Hospital Special Surgery, 6.000%, 8/15/2038,
                     Callable 8/15/2019 @ 100, (FHA INS)(a)                                                  500,000         533,660
                 Non State Supported Debt, Ithaca College
 A2/NR               3.000%, 7/1/2010, Non-Callable                                                        1,470,000       1,486,376
 A2/NR               5.000%, 7/1/2011, Non-Callable                                                          250,000         262,145
 A2/NR               3.000%, 7/1/2013, Non-Callable                                                        1,000,000       1,024,250
  NR/A           Non State Supported Debt, NYSARC, Inc., Series A, 3.000%, 7/1/2010, Non-Callable          1,000,000       1,007,380
                 Non State Supported Debt, United Health Services Hospitals, Inc.
 NR/AAA              3.000%, 8/1/2010, Non-Callable, (FHA 242)                                               625,000         634,419
 NR/AAA              3.000%, 8/1/2011, Non-Callable, (FHA 242)                                               645,000         662,093
 NR/AAA              3.000%, 2/1/2012, Non-Callable, (FHA 242)                                             1,315,000       1,346,586
 NR/AAA              3.000%, 8/1/2012, Non-Callable, (FHA 242)                                             1,340,000       1,375,939
                 Rochester Institute of Technology, Series A
 A1/NR               5.250%, 7/1/2016, Continuously Callable 7/1/2012 @ 100, (AMBAC)                       2,045,000       2,177,127
 A1/NR               5.250%, 7/1/2017, Continuously Callable 7/1/2012 @ 100, (AMBAC)                       2,155,000       2,283,158
                 School Districts Financing Program
                     Series B
 A2/A+               2.000%, 10/1/2010, Non-Callable, (GO OF DIST)                                         2,000,000       2,024,080

               See Accompanying Notes to Portfolio of Investments.

                      THE EMPIRE BUILDER TAX FREE BOND FUND

                                   (Unaudited)

                                                                                                          Principal      Fair Value
Credit Ratings*                                                                                            Amount         (Note 2)
---------------                                                                                            ------         --------
                 Municipal Securities -- continued
                 New York State Agencies -- continued
                     Series D
 A2/A+               5.250%, 10/1/2023, Continuously Callable 10/1/2012 @ 100, (NATL-RE State
                     Aid Withholding)                                                                   $  5,295,000    $  5,581,618
 Baa1/A          Special Acts School Districts Program, 6.000%, 7/1/2019, Continuously Callable
                     7/1/2010 @ 100, (NATL-RE)                                                             3,540,000       3,540,743
                 St. Lawrence - Lewis BOCES
Aa3/AAA              4.000%, 8/15/2018, Continuously Callable 8/15/2017 @ 100, (FSA)                         100,000         106,614
Aa3/AAA              4.125%, 8/15/2020, Continuously Callable 8/15/2017 @ 100, (FSA)                         110,000         115,282
Aa3/AAA              4.250%, 8/15/2021, Continuously Callable 8/15/2017 @ 100, (FSA)                         100,000         104,676
 Aa1/NR          State Mortgage Agency, Homeowner Mortgage Revenue, Series 158, 6.600%,
                     10/1/2038, Continuously Callable 10/1/2018 @ 100                                        500,000         543,105
 NR/AA-          State Supported Debt, City University Construction 5th Generation Resolution,
                     Series E, 6.125%, 1/1/2031, Continuously
                     Callable 1/1/2019 @ 100                                                               1,500,000       1,669,305
 NR/AA-          State Supported Debt, Department of Education, Series A, 5.000%, 7/1/2018,
                     Continuously Callable 7/1/2016 @ 100                                                  1,000,000       1,079,500
 NR/AA-          State Supported Debt, Mental Health Services Facilities Improvement,
                     Series F, 6.250%, 2/15/2031, Continuously Callable
                     8/15/2018 @ 100                                                                       1,500,000       1,676,835
Aa3/AAA          The New York & Presbyterian Hospital, Series A, 5.250%, 8/15/2010,
                     Non-Callable, (FSA FHA INS)                                                           4,000,000       4,124,520
 Aa3/A+          University of Rochester, Series A1, 5.000%, 7/1/2019, Continuously Callable
                     1/1/2017 @ 100                                                                        2,305,000       2,495,992
                 Upstate Community Colleges
                     Series A
Aa3/AAA              6.000%, 7/1/2019, Continuously Callable 7/1/2012 @ 101, (FSA)                         1,000,000       1,043,280
Aa3/AAA              6.000%, 7/1/2020, Continuously Callable 7/1/2012 @ 101, (FSA)                           845,000         881,572
                     Series B
  A1/A               5.250%, 7/1/2015, Continuously Callable 7/1/2014 @ 100, (NATL-RE FGIC TCRS)           3,140,000       3,501,194
                                                                                                                        ------------
                 Total New York State Dormitory Authority                                                                 47,651,162
                                                                                                                        ------------
                 Other New York State Agencies ( 5.7%)
Aaa/AAA          New York State Environmental Facilities Corp., State Water Pollution Control
                     Revenue, Revolving Fund, Pooled Loan, 5.900%,
                    1/15/2018, Continuously Callable 1/15/2010 @ 100, (POL CTL-SRF)                          725,000         727,581
 Aa2/NR          New York State Housing Finance Agency Revenue, Series A, 2.700%, 5/1/2012,
                     Non-Callable                                                                          1,500,000       1,503,915
 NR/AA-          New York State Thruway Authority Service Contract Revenue, Local Highway &
                     Bridge Services, 4.500%, 4/1/2010, Non-Callable                                         580,000         586,983

               See Accompanying Notes to Portfolio of Investments.

                      THE EMPIRE BUILDER TAX FREE BOND FUND

                                   (Unaudited)

                                                                                                          Principal      Fair Value
Credit Ratings*                                                                                            Amount         (Note 2)
---------------                                                                                            ------         --------
                 Municipal Securities -- continued
                 New York State Agencies -- continued
 NR/AA-          New York State Urban Development Corp., Empire State Development, University
                     Facilities Grants, Series D, 5.000%, 1/1/2015,
                     Non-Callable                                                                       $  1,000,000    $  1,112,450
 A1/AA-          New York State Urban Development Corp., State Facilities Revenue, 5.700%,
                     4/1/2010, Non-Callable                                                                1,000,000       1,017,300
                                                                                                                        ------------
                 Total Other New York State Agencies                                                                       4,948,229
                                                                                                                        ------------
                 Total New York State Agencies                                                                            52,599,391
                                                                                                                        ------------
                 Other New York State Bonds ( 27.5%)
 A1/NR           Albany Housing Authority, Limited Obligation, 6.250%, 10/1/2012, Continuously
                     Callable 10/1/2010 @ 100                                                                635,000         636,410
                 Corning, City School District, General Obligation
 Aa3/NR              5.000%, 6/15/2012, Non-Callable, (FSA State Aid Withholding)                          1,000,000       1,096,380
 Aa3/NR              5.000%, 6/15/2013, Continuously Callable 6/15/2012 @ 100, (FSA State Aid
                     Withholding)                                                                            970,000       1,056,107
 Aa3/NR              5.000%, 6/15/2014, Continuously Callable 6/15/2012 @ 100, (FSA State Aid
                     Withholding)                                                                            600,000         647,958
Aa3/AAA          Erie County, IDA School Facility, City School District Buffalo Project,
                     Series A, 5.750%, 5/1/2025, Continuously Callable
                     5/1/2017 @ 100, (FSA)                                                                 2,000,000       2,194,260
 A2/NR           Fayetteville Manlius, Central School District, General Obligation, 5.000%,
                     6/15/2016, Callable 6/15/2012 @ 101, (NATL-RE
                     FGIC State Aid Withholding)                                                             375,000         399,769
Aa1/AAA          Hempstead Town, General Obligation, Series A, 3.000%, 8/15/2010, Non-Callable             2,500,000       2,545,200
  NR/A           Hempstead Town, Local Development Corp. Revenue, Adelphi University, Series A,
                     5.000%, 2/1/2011, Non-Callable                                                          500,000         519,350
                 Ilion, Central School District, General Obligation, Series B
 A2/NR               5.500%, 6/15/2015, Callable 6/15/2012 @ 101, (NATL-RE FGIC State Aid
                     Withholding)                                                                            550,000         587,559
 A2/NR               5.500%, 6/15/2016, Callable 6/15/2012 @ 101, (NATL-RE FGIC State Aid
                     Withholding)                                                                            500,000         532,125
 A3/A-           Long Island Power Authority, Electric System Revenue, Series A, 6.000%,
                     5/1/2033, Continuously Callable 5/1/2019 @ 100                                          500,000         557,815
  A2/A           Metropolitan Transportation Authority Revenue, Series 2008C, 6.500%,
                     11/15/2028, Continuously Callable 11/15/2018 @ 100                                    1,500,000       1,707,120
Aa3/AAA          Monroe County, General Obligation, Series A, 2.000%, 6/1/2010, Non-Callable,
                     (Assured GTY)                                                                         4,015,000       4,039,491
 A2/AAA          Mount Sinai, Union Free School District, General Obligation, 6.200%,
                     2/15/2012, Non-Callable, (AMBAC State Aid Withholding)                                1,065,000       1,179,264
 Aa2/A           North Hempstead, General Obligation, Series B, 6.400%, 4/1/2010,
                     Non-Callable, (NATL-RE FGIC)                                                            560,000         571,368
Aa3/AAA          Oneida County, IDA Civic Facilities, Mohawk Valley Network, St. Luke's
                     Memorial Hospital, 5.000%, 1/1/2013, Continuously
                     Callable 1/1/2010 @ 100, (FSA)                                                        1,640,000       1,643,838

               See Accompanying Notes to Portfolio of Investments.

                      THE EMPIRE BUILDER TAX FREE BOND FUND

                                   (Unaudited)

                                                                                                          Principal      Fair Value
Credit Ratings*                                                                                            Amount         (Note 2)
---------------                                                                                            ------         --------
                 Municipal Securities -- continued
                 Other New York State Bonds -- continued
Aa3/AAA          Oneida County, Public Improvement, General Obligation, Series A, 3.000%,
                     4/15/2010, Non-Callable, (Assured GTY)                                             $  1,345,000    $  1,357,253
 Aa3/NR          Oyster Bay, General Obligation, 5.000%, 3/15/2011, Non-Callable, (FSA)                      430,000         455,232
Aa3/AAA          Rockland County, General Obligation, 3.000%, 5/1/2010, Non-Callable, (FSA)                1,650,000       1,666,302
 Aa3/NR          Southern Cayuga, Central School District, General Obligation, 5.000%,
                     5/15/2014, Callable 5/15/2012 @ 100, (FSA State Aid Withholding)                        400,000         430,140
                                                                                                                        ------------
                 Total Other New York State Bonds                                                                         23,822,941
                                                                                                                        ------------
                 Total Municipal Securities                                                                               83,151,197
                                                                                                                        ------------
                 Short Term Investment ( 3.1%)
                 Dreyfus New York Municipal Cash Management Fund, 0.170%(b)                                2,700,000       2,700,000
                                                                                                                        ------------
                 Total Investments (Cost $83,107,018)(c) -- 99.3%                                                         85,851,197
                 Net Other Assets (Liabilities) -- 0.7%                                                                      564,297
                                                                                                                        ------------
                 NET ASSETS -- 100.0%                                                                                   $ 86,415,494
                                                                                                                        ============

(a)   Security purchased on a "when-issued" basis.
(b)   Variable or Floating Rate Security. Rate disclosed is as of November 30,
      2009.
(c) See Notes to Portfolio of Investments for tax unrealized appreciation/depreciation of securities.
* Credit Ratings given by Moody's Investor Service, Inc. and Standard & Poor's Corp. (Unaudited)

AMBAC        Insured as to principal and interest by the American Municipal Bond
             Insurance Corp.
BOCES        Board of Cooperative Educational Services.
FGIC         Insured as to principal and interest by the Financial Guaranty
             Insurance Co.
FHA          Insured as to principal and interest by the Federal Housing
             Administration.
FSA          Insured as to principal and interest by Federal Security Assurance.
GO OF DIST   Payments are guaranteed by the Full Faith and Credit of the
             District.
GTY          Guaranty
IDA          Industrial Development Agency
INS          Insured
NATL-RE      Reinsured as to principal and interest by the National Public
             Finance Guarantee Corporation.
POL CTL-SRF  Insured as to principal and interest by the Pollution Control State
             Revenue Fund.
TCRS         Transferable Custodial  Receipts

Descriptions of Credit Ratings given by Moody's Investor Service Inc. ("Moody's") and Standard & Poor's Corp. ("Standard & Poor's")

Moody's
-------
Aaa          Issuers or issues rated Aaa demonstrate the strongest
             creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.
Aa           Issuers or issues rated Aa demonstrate very strong creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.
A            Issuers or Issues rated A represent above-average creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.
NR           Not Rated.  In the opinion of the Investment Advisor, instrument judged to be of comparable investment quality to rated securities which may be purchased by the fund.
WR           Rating has been withdrawn.

               See Accompanying Notes to Portfolio of Investments.

                      THE EMPIRE BUILDER TAX FREE BOND FUND

                                   (Unaudited)

For items possessing the strongest investment attributes of their category, Moody's gives that letter rating followed by a number.


Standard & Poor's
-----------------

AAA An obligation rated 'AAA' has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.
AA An obligation rated 'AA' differs from the highest-rated obligations only to a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.
A An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions that obligations in higher-rated categories. However, the obligor's capacity to meet financial commitment on the obligation is still strong.
NR Not Rated. In the opinion of the Investment Advisor, instrument judged to be of comparable investment quality to rated securities which may be purchased by the fund.

Standard & Poor's ratings may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

               See Accompanying Notes to Portfolio of Investments.

                      THE EMPIRE BUILDER TAX FREE BOND FUND

                        Notes to Portfolio of Investments
                                November 30, 2009
                                   (Unaudited)

1. Organization:

      The Empire Builder Tax Free Bond Fund (the "Fund") was established as a Massachusetts business trust by an Agreement and Declaration of Trust dated September 30, 1983. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, non-diversified investment company. The Fund has an unlimited number of shares authorized with no par value.

      The Fund offers two classes of shares: the Builder Class and the Premier Class. Both classes of shares outstanding bear the same dividend, liquidation and other rights and conditions, except that the Builder Class shares and the Premier Class shares bear different transfer agency expenses. Each class of shares has exclusive voting rights with respect to matters affecting only that class.

      Under the Fund's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund.

2. Significant Accounting Policies:

      The following is a summary of significant accounting policies followed by the Fund in the preparation of its portfolio of investments (the "Portfolio"). The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

Use of Estimates

      Estimates and assumptions are required to be made regarding amounts of income and expenses, assets and liabilities and disclosure of contingent assets and liabilities as of the dates of the Fund's financial statements. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ from these estimated amounts.

Security Valuation

      Tax-exempt securities are valued using prices provided by an independent pricing service approved by the Fund's Board of Trustees (the "Board"). The independent pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining these prices. The methods used by the independent pricing service and the quality of valuations so established are reviewed by Glickenhaus & Co. (the "Adviser"), under the general supervision of the Board.

      Securities for which quotations are not readily available are stated at fair value using procedures approved by the Board. Short-term debt securities having remaining maturities of sixty (60) days or less are stated at amortized cost, which approximates market value. Investments in investment companies are reported at their respective net asset values as reported by those companies.

      Various inputs are used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

      Level 1 -- quoted prices in active markets for identical securities.

      Level 2 -- other significant observable inputs other than level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk).

      Level 3 -- significant unobservable inputs.

      Observable inputs are those based on market data obtained from sources independent of the Fund, and unobservable inputs reflect the Fund's own assumptions based on the best information available. The input levels or methodology are not necessarily an indication of the risk or liquidity associated with investments at that level.

      The following is a summary of the inputs used as of November 30, 2009 in valuing the Fund's investments:

                                      Investments in Securities
                         -------------------------------------------------------
                                                  LEVEL 2-
                           LEVEL 1 -         Other Significant
Investment Type *        Quoted Prices       Observable Inputs         Total
----------------------   -------------       -----------------      -----------
Municipal Securities                $-             $83,151,197      $83,151,197
Short-Term Investments       2,700,000                       -        2,700,000
                         -------------       -----------------      -----------
                             2,700,000             $83,151,197      $85,851,197
                         =============       =================      ===========

* There were no Level 3 securities held by the Fund during the period ended November 30, 2009.

Security Transactions and Investment Income

      Security transactions are accounted for no later than one business day after the trade date. However, for financial reporting purposes, security transactions are accounted for on the trade date. Interest income, which includes amortization of premium and accretion of discounts, is accrued as earned. Realized gains and losses from security transactions and unrealized appreciation and depreciation of investments are determined on the basis of identified cost.

When-Issued and Delayed-Delivery Securities

      The Fund may purchase securities on a when-issued or delayed-delivery basis. These securities are subject to market fluctuations and no interest accrues to the purchaser until settlement. At the time the Fund makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the Fund will record the transaction and thereafter reflect the value of the securities, each day, in determining the Fund's net asset value. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. Until payment for the securities is made, the Fund will segregate cash or liquid instruments, in an amount at least equal to the purchase price, with the custodian or designate collateral having a value at least equal to such purchase price for such when-issued securities on the Fund's records.

3. Concentration of Credit Risk:

      The Fund invests primarily in debt instruments of municipal issuers in New York State. The issuers' abilities to meet their obligations may be affected by economic developments in New York State or its region, as well as recent disruptions in the credit markets and the economy, generally. The issuers of municipal securities, including issuers of New York Tax Exempt Bonds, have been under stress relating to recent disruptions in the credit markets and the economy generally. These disruptions could have a significant negative effect on an issuer's ability to make payments of principal and/or interest.

4. Federal Income Tax Information:

      As of November 30, 2009, the cost, gross unrealized appreciation and gross unrealized depreciation of securities for federal income tax purposes were as follows:

                                       Tax                       Net Unrealized
                                    Unrealized   Tax Unrealized   Appreciation
                       Tax Cost    Appreciation  (Depreciation)  (Depreciation)
                      -----------  ------------  --------------  --------------
Empire Builder
  Tax-Free Bond Fund  $83,108,959   $2,751,990      $(9,752)       $2,742,238

5. Subsequent Events:

      Management has evaluated subsequent events through January 26, 2010, which is the date of this filing. Based on this evaluation, no adjustments were required to the Portfolio of Investments as of November 30, 2009 and no other subsequent events required recognition or disclosure in the Portfolio of Investments as of November 30, 2009 through January 26, 2010.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Empire Builder Tax Free Bond Fund
              -------------------------------------

By (Signature and Title)  /s/ Jonathan Rosen
                          ------------------
                          Jonathan Rosen, Treasurer
Date January 26, 2010
     ----------------


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Seth M. Glickenhaus
                          -----------------------
                          Seth M. Glickenhaus, President

Date January 26, 2010
     ----------------

By (Signature and Title)  /s/ Jonathan Rosen
                          ------------------
                          Jonathan Rosen, Treasurer

Date January 26, 2010
     ----------------